Deferred tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax (Details) [Line Items]
Deferred tax asset	$ 381
Tax losses	1,088
Rymco Medical [Member]
Deferred tax (Details) [Line Items]
Deferred tax asset	1,663	$ 1,135
Temporary differences	$ 4,752	$ 3,242